Leases (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets	The following table presents lease expenses and expenses for short-term and low-value leases recognized in 2025, 2024 and 2023:

	2025	2024	2023
Depreciation of right-of-use assets ..............................................................	(15)	(16)	(28)
Impairments of right-of-use assets ...............................................................	(16)	(6)	(32)
Interest expense for lease liabilities .............................................................	(2)	(3)	(4)
Total right-of-use lease cost .............................................................................	(33)	(25)	(64)

Expenses relating to short-term leases .......................................................	(9)	(10)	(7)
Total short-term and low-value leases ............................................................	(9)	(10)	(7)